INCOME TAXES - Expense (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
INCOME TAXES
Current	$ (958,210)	$ (1,021,565)	$ 250,186
Deferred	406,064	(406,637)	(1,958)
Total	$ (552,146)	$ (1,428,202)	$ 248,228